CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 32,772	$ 35,288	$ 64,668	$ 66,471
Cost of revenues	10,242	10,822	20,034	20,413
Gross profit	22,530	24,466	44,634	46,058
Operating expenses:
Research and development costs, net	12,480	11,373	24,510	21,940
Sales and marketing	12,220	12,818	23,909	24,411
General and administrative	4,303	4,080	8,340	7,280
Total operating expenses	29,003	28,271	56,759	53,631
Operating loss	(6,473)	(3,805)	(12,125)	(7,573)
Financial and other income, net	620	194	867	309
Loss before income tax expenses	(5,853)	(3,611)	(11,258)	(7,264)
Tax expenses	380	368	1,102	673
Net Loss	$ (6,233)	$ (3,979)	$ (12,360)	$ (7,937)
Basic net loss per share	$ (0.17)	$ (0.11)	$ (0.34)	$ (0.22)
Diluted net loss per share	$ (0.17)	$ (0.11)	$ (0.34)	$ (0.22)
Weighted average number of shares used in computing basic net loss per share (shares)	36,827,197	35,941,378	36,684,017	35,739,556
Weighted average number of shares used in computing diluted net loss per share (shares)	36,827,197	35,941,378	36,684,017	35,739,556